UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:           September 30, 2011

Check here if Amendment [  ]; Amendment Number: _____
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Sanborn Kilcollin Partners, LLC
Address:   70 West Madison Street, Suite 5320
           Chicago, IL 60602

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:


Name:   Thomas Eric Kilcollin
Title:  Managing Member
Phone:  312-499-0900
Signature, Place, and Date of Signing:

    /s/ T. Eric Kilcollin         Chicago, IL            November 14, 2011
    ---------------------   ------------------          ------------------
         (Signature)          (City, State)                   (Date)

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          21
Form 13F Information Table Value Total:    $ 199189
                                          (Thousands)
List of Other Included Managers:
NONE

                                                 FORM 13F INFORMATION TABLE
                                                          VALUE    SHARES/  SH/ PUT/ INVSTMT    OTHER        VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED  NONE
----------------------------- ---------------- --------- --------- --------- --- ---- ------- ------------ --------- ------ ------
ALTRIA GROUP INC		COMMON STOCKS	  02209S103  9657   360193   SH		Sole		     360,193
APACHE CORP			COMMON STOCKS	  037411105  9236   115097   SH		Sole		     115,097
CLOROX CO			COMMON STOCKS	  189054109  10827  163227   SH		Sole		     163,227
COOPER INDUSTRIES INC-W/RTS TO	COMMON STOCKS	  G24140108  9725   210868   SH		Sole		     210,868
DEVON ENERGY CORP		COMMON STOCKS	  25179M103  9974   179906   SH		Sole		     179,906
FORTUNE BRANDS INC		COMMON STOCKS	  349631101  6073   112285   SH		Sole		     112,285
INTEL CORP			NASDAQ OTC ISSUES 458140100  9125   427715   SH		Sole		     427,715
JOHNSON & JOHNSON		COMMON STOCKS	  478160104  7808   122584   SH		Sole		     122,584
KRAFT FOODS INC			COMMON STOCKS	  50075N104  6254   186249   SH		Sole		     186,249
MASCO CORP			COMMON STOCKS	  574599106  1169   164171   SH		Sole		     164,171
MATTEL INC			COMMON STOCKS	  577081102  10756  415447   SH		Sole		     415,447
MEDTRONIC INC			COMMON STOCKS	  585055106  10463  314775   SH		Sole		     314,775
MERCK & CO INC			COMMON STOCKS	  58933Y105  10701  327236   SH		Sole		     327,236
MICROSOFT CORP			NASDAQ OTC ISSUES 594918104  6081   244331   SH		Sole		     244,331
NORFOLK SOUTHERN CORP		COMMON STOCKS	  655844108  8687   142368   SH		Sole		     142,368
PEPSICO INC			COMMON STOCKS	  713448108  17272  279031   SH		Sole		     279,031
PFIZER INC			COMMON STOCKS	  717081103  11913  673816   SH		Sole		     673,816
PHILIP MORRIS INTL INC		COMMON STOCKS	  718172109  13517  216678   SH		Sole		     216,678
TARGET CORP			COMMON STOCKS	  87612E106  7068   144139   SH		Sole		     144,139
WAL MART STORES INC		COMMON STOCKS	  931142103  11174  215300   SH		Sole		     215,300
WALGREEN CO			COMMON STOCKS	  931422109  11709  356012   SH		Sole		     356,012